N-2 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cover [Abstract]
Entity Central Index Key		0001070732
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Eaton Vance Senior Income Trust
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s o mitted)	$97,745	$107,079	$106,208	$261,425	$234,657	$266,926
Ratios (as a percentage of average daily net assets applicable to common shares): (7)†
Expenses excluding interest and fees	1.90% (8)(9)	1.99% (9)	1.91%	1.96%	1.73%	1.73%
Interest and fee expense (10)	1.28% (8)	1.05%	0.47%	0.57%	1.19%	1.40%
Total expenses	3.18% (8)(9)	3.04% (9)	2.38%	2.53%	2.92%	3.13%
Net investment income	13.27% (8)	11.15%	5.31%	6.08%	5.93%	5.74%
Portfolio Turnover	11% (3)	27%	43%	40%	57%	26%
Senior Securities:
Total notes payable outstanding (in 000’s)	$22,000	$ 20,000	$ 26,000	$103,000	$ 95,000	$103,000
Asset coverage per $1,000 of notes payable (11)	$ 7,153	$ 8,235	$ 6,531	$ 3,903	$ 3,866	$ 3,957
Total preferred shares outstanding	1,504	1,504	1,504	1,504	1,504	1,504
Asset coverage per preferred share (12)	$66,012	$ 71,481	$ 66,752	$ 71,484	$ 69,242	$ 72,464
Involuntary liquidation preference per preferred share (13)	$25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share (13)	$25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(3)	Not annualized.
(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its common shares at 98% of the Trust’s net asset value per common share. Absent this transaction, the total return based on net asset value would have been 8.10%.
(5)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its common shares at 99% of the Trust’s net asset value per common share. Absent this transaction, the total return based on net asset value would have been (7.90)%.
(6)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 3.71%.
(7)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended December 31, 2023 and the year ended June 30, 2023, respectively).
(10)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares and/or to fund investments (see Note 8).
(11)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(12)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share.
(13)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios for periods less than one year are annualized.
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30,
		2023	2022	2021	2020	2019
Expenses excluding interest and fees	1.22%	1.29%	1.28%	1.25%	1.11%	1.12%
Interest and fee expense	0.83%	0.68%	0.32%	0.36%	0.76%	0.91%
Total expenses	2.05%	1.97%	1.60%	1.61%	1.87%	2.03%
Net investment income	8.56%	7.23%	3.57%	3.87%	3.81%	3.73%

Senior Securities Amount		$ 22,000	$ 20,000	$ 26,000	$ 103,000	$ 95,000	$ 103,000
Senior Securities Coverage per Unit	[1]	$ 7,153	$ 8,235	$ 6,531	$ 3,903	$ 3,866	$ 3,957
Preferred Stock Liquidating Preference	[2]	25,000	25,000	25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[2]	$ 25,000	25,000	25,000	25,000	25,000	25,000
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		15,790,660
Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit	[3]	$ 66,012	$ 71,481	$ 66,752	$ 71,484	$ 69,242	$ 72,464

[1]	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
[2]	Plus accumulated and unpaid dividends.
[3]	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share.